As filed with the Securities and Exchange Commission on September 1, 2015

File No. 333-203396

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	2	[X]

Franklin Mutual Series Funds
(Exact Name of Registrant as Specified in Charter)

(201) 912-2100
(Registrant's Area Code and Telephone Number)

101 John F. Kennedy Parkway, Short Hills, NJ 07078
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Title of the securities being registered:  Class A, Class C, and Class Z Shares of beneficial interest, no par value, of Franklin Mutual Quest Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effectively immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1993, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on May 26, 2015 under accession no. 0000825063-15-000024.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware statutory trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibit 12(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)

Agreement and Declaration of Trust of Franklin Mutual Series Funds dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(b)

Certificate of Trust of Franklin Mutual Series Funds dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(c)

Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(d) Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(e) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Mutual Series Funds dated October 20, 2008
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: May 27, 2009

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a) By-Laws of Franklin Mutual Series Funds effective as of October 18, 2006 Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(b)

Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Form of Plan of Reorganization of the Franklin Mutual Series Funds on behalf of Franklin Mutual Quest Fund and Franklin Mutual Recovery Fund

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-203396

Filing Date: May 21, 2015

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2008

(b) Articles II, VI, VII ,and VIII of the By-Laws of the Registrant Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2008

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Amended and Restated Investment Management Agreement dated July 1, 2014, between the Registrant on behalf of the Mutual Beacon Fund and Franklin Mutual Advisers, LLC.

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(b)

Amended and Restated Investment Management Agreement dated July 1, 2014, between the Registrant on behalf of the Mutual Global Discovery Fund and Franklin Mutual Advisers, LLC.

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(c)

Amended and Restated Investment Management Agreement dated July 1, 2014, between the Registrant on behalf of the Mutual European Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(d)

Amended and Restated Investment Management Agreement dated July 1, 2014, between the Registrant on behalf of the Mutual Financial Services Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(e)

Amended and Restated Investment Management Agreement dated July 1, 2014 between the Registrant on behalf of the Mutual Quest Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(f)

Amended and Restated Investment Management Agreement dated July 1, 2014 between the Registrant on behalf of the Mutual Shares Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(h)

Amended and Restated Investment Management Agreement dated July 1, 2014 between the Registrant on behalf of the Mutual International Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(i)

Sub-Advisory Agreement made as of August 1, 2014 between the Registrant on behalf of the Franklin Mutual Beacon Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(b)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 24, 1998

(d)

Amendment dated November 12, 2014, to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(e)

Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 20, 2001

(f)

Amendment dated November 12, 2014, to Schedule 1 of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(g)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: December 20, 2001

(h)

Amendment dated November 19, 2014 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(i)

Amendment dated November 19, 2014, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(j)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 26, 2012

(k)

Amendment dated November 12, 2014, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 27, 2015

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf on Mutual Beacon Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(b)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Global Discovery Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(c)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual European Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: June 14, 2010

(d)

Amended and Restated Class A Distribution Plan dated February 1, 2009 pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Financial Services Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

Filing No. 033-18516

Filing Date: June 14, 2010

(e)

Amended and Restated Class A Distribution Plan dated February 1,

2009, pursuant to Rule 12b-1 between the Registrant, on behalf of

Mutual Quest Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: June 14, 2010

(f)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Shares Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: June 14, 2010

(g)

Class A Distribution Plan dated May 1, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual International Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: April 28, 2009

(h)

Amended and Restated Class C Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services fund, Mutual International Fund, Mutual Quest Fund, and Mutual Shares Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: June 14, 2010

(i)

Amended and Restated Class R Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: October 28, 2009

(j)

Amended and Restated Class R Distribution Plan dated October 30, 2009 pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund and Mutual European Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No  033-18516

Filing Date: October 28, 2009

(k)

Amended and Restated Multiple Class Plan on behalf of Mutual Beacon Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(l)

Amended and Restated Multiple Class Plan on behalf of Mutual Global Discovery Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(m)

Amended and Restated Multiple Class Plan on behalf of Mutual European Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(n)

Amended and Restated Multiple Class Plan on behalf of Mutual Financial Services Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(o)

Amended and Restated Multiple Class Plan on behalf of Mutual Shares Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(p)

Amended and Restated Multiple Class Plan on behalf of Mutual International Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(q)

Amended and Restated Multiple Class Plan on behalf of Mutual Quest Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 29, 2013

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated March 31, 2015 Filing: Registration Statement on Form N-14 File No. 333-203396 Filing Date: April 14, 2015

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Opinion and Consent of Counsel Supporting Tax Matters and consequences to Shareholders dated August 27, 2015

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Fund Administration Agreement dated May 21, 2012, between the Registrant, on behalf of Mutual Beacon Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Global Discovery Fund,  Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-18516

Filing Date: April 28, 2014

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14 File No. 333-203396 Filing Date: May 21, 2015

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated February 25, 2015 Filing: Registration Statement on Form N-14 File No. 333-203396 Filing Date: April 14, 2015

(b) Powers of Attorney dated April 8, 2015 for David W. Niemiec and Gregory H. Williams Filing: Registration Statement on Form N-14 File No. 333-203396 Filing Date: April 14, 2015

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-18516 Filing Date: April 28, 2014

(b) March 31, 2015 Annual Report of the Franklin Mutual Recovery Fund Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14 File No. 333-203396 Filing Date: May 21, 2015

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement to be signed on its behalf of the registrant, in the City of San Mateo and the State of California, on the 31st day of August, 2015.  The Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended.

Franklin Mutual Series Funds

(Registrant)

By: /s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

PETER A. LANAGERMAN*	Trustee, President and Chief Executive
Peter A. Lanagerman	Officer-Investment Management
Dated: August 31, 2015

LAURA F. FERGERSON*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration
Dated: August 31, 2015

ROBERT G. KUBILIS*	Chief Financial Officer and Chief
Robert G. Kubilis	Accounting Officer
Dated: August 31, 2015

EDWARD I. ALTMAN*	Trustee
Edward I. Altman	Dated: August 31, 2015

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: August 31, 2015

BURTON J. GREENWALD*	Trustee
Burton J. Greenwald	Dated: August 31, 2015

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: August 31, 2015

KEITH E. MITCHELL*	Trustee
Keith E. Mitchell	Dated: August 31, 2015

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: August 31, 2015

CHARLES RUBENS II*	Trustee
Charles Rubens II	Dated: August 31, 2015

JAN HOPKINS TRACHTMAN*	Trustee
Jan Hopkins Trachtman	Dated: August 31, 2015

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: August 31, 2015

GREGORY H. WILLIAMS*	Trustee
Gregory H. Williams	Dated: August 31, 2015

*BY: /s/STEVEN J. GRAY

Steven J. Gray

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN MUTUAL SERIES FUNDS

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(12)(a)

Opinion and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus dated August 27, 2015